Income taxes - Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of the income tax (expense)/benefit
Current tax	€ (530)	€ (261)	€ (534)
Deferred tax	341	(666)	991
Total	€ (189)	€ (927)	€ 457